              THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE
          FORM 13F FILED ON FEBRUARY 14, 2008 PURSUANT TO A REQUEST FOR
                      CONFIDENTIAL TREATMENT AND FOR WHICH
              CONFIDENTIAL TREATMENT EXPIRED ON NOVEMBER 14, 2008.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment [X] Amendment Number: 2

     This Amendment (Check only one): [ ] is a restatement
                                      [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBS Partners, L.P.
Address: 200 Greenwich Avenue
         Greenwich, CT 06830

Form 13F File Number: 28-2610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Adrian J. Maizey
Title: Chief Financial Officer,
       ESL Investments, Inc.,
       General Partner of RBS Partners, L.P.
Phone: (203) 861-4600

Signature, Place, and Date of Signing:


/s/ Adrian J. Maizey                      Greenwich, CT      November 14, 2008
-------------------------------------   ----------------   ---------------------
             (Signature)                  (City, State)            (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1
Form 13F Information Table Entry Total:               1
Form 13F Information Table Value Total:        $187,728
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number            Name
---   --------------------   ---------------------
1           28-11470         ESL Investments, Inc.

Explanatory Note:

RBS Partners, L.P. ("RBS") hereby advises that ESL Investments, Inc. and RBS may be deemed to share investment discretion for purposes of Rule 13f-1(b) of the Securities Exchange Act of 1934 (the "Act") over certain 13(f) securities for which RBS exercises direct control.

                       FORM 13F Information Table - Public

         Column 1:          Column 2:  Column 3:   Column 4:       Column 5:      Column 6  Column 7:           Column 8:
--------------------------- --------- ----------- ----------- ------------------ ---------- --------- -----------------------------
                                                  Fair Market Shares or                                      Voting Authority
                             Title of    CUSIP       Value    Principal SH/ Put/ Investment   Other   -----------------------------
      Name of Issuer          Class      Number    (x $1,000)   Amount  PRN Call Discretion  Managers  (a) Sole (b) Shared (c) None
--------------------------- --------- ----------- ----------- --------- --- ---- ---------- --------- --------- ---------- --------
Capital One Financial Corp.   Common  14040H-10-5     187,728 3,972,231 SH       SOLE                 3,972,231          0        0
                                                      -------
COLUMN TOTALS                         GRAND TOTAL     187,728
                                                      =======